[Janus Letterhead]



April 3, 2009

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant" or "JIF")
     1933 Act File No. 002-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 124 and Amendment No. 107 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Post-Effective Amendment") which is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Post-Effective Amendment is being filed in connection with mergers occurring between the Registrant and Janus Adviser Series ("JAD"), an affiliated trust.

By filing the Post-Effective Amendment, the Registrant seeks to: (1) establish 10 new series of the Registrant that correspond to existing series of JAD:
INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Modular Portfolio Construction Fund, and Perkins Large Cap Value Fund, each with their respective classes as shown below; and (2) establish Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares for certain series of the Registrant, as noted below.

The Post-Effective Amendment is comprised of the following prospectuses and statements of additional information ("SAIs"):

    -  Janus Alternative Funds -- Prospectuses (5)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class R Shares
          o  Class S Shares
          o  Class T Shares
    -  Janus Bond Funds -- Prospectuses (4)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class R Shares
          o  Class S Shares
    -  Janus Growth & Core Funds -- Prospectuses (9)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class R Shares
          o  Class S Shares
          o  Class T Shares

    -  Janus International & Global Funds -- Prospectuses (9)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class R Shares
          o  Class S Shares
          o  Class T Shares
    -  Janus Risk-Managed Funds -- Prospectuses (7)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class S Shares
          o  Class T Shares
    -  Janus Value Funds -- Prospectuses (8)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class R Shares
          o  Class S Shares
          o  Class T Shares
    -  Janus Modular Portfolio Construction Fund -- Prospectuses (4)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class S Shares
          o  Class T Shares
    -  Janus Smart Portfolios -- Prospectuses (3)
          o  Class A Shares and Class C Shares
          o  Class I Shares
          o  Class S Shares
    -  Janus Combined Funds -- SAI (Non-Money Market Funds) (2)
          o Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares
          o Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares
    -  Janus Modular Portfolio Construction Fund -- SAI (1)
          o Class A Shares, Class C Shares, Class I Shares, Class S Shares, and Class T Shares
    -  Janus Smart Portfolios -- SAI (1)
          o  Class A Shares, Class C Shares, Class I Shares, and Class S Shares

Selective Review

The Registrant respectively requests selective review of the Post-Effective Amendment. The information reflected in the above referenced prospectuses and SAIs is a combination of disclosure from previously reviewed and effective prospectuses and SAIs filed on behalf of the Registrant or JAD. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Post-Effective Amendment as follows:

     - All Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class S Shares disclosure is cumulatively marked against similar disclosure in the JAD Class A Shares and Class C Shares, Class I Shares, Class R Shares, and Class S Shares Prospectuses and SAIs dated November 28, 2008. All Class T Shares (which is a new share class) disclosure is cumulatively marked against similar disclosure in the JAD Class S Shares Prospectuses and SAIs dated November 28, 2008.


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
----------------------------------------------------------- ---------------------------------------------------------
      PRELIMINARY PROSPECTUSES (DATED APRIL 3, 2009)                   CUMULATIVELY "MARKED" AGAINST JAD
----------------------------------------------------------- ---------------------------------------------------------
JANUS ALTERNATIVE FUNDS Prospectuses (Janus Global Real     JANUS ADVISER ALTERNATIVE FUNDS Prospectuses (JAD)
Estate Fund, Janus Long/Short Fund)                         dated November 28, 2008 (respective corresponding fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS GROWTH & CORE FUNDS Prospectuses (Janus Forty Fund)   JANUS ADVISER GROWTH & CORE FUNDS Prospectuses (JAD)
                                                            dated November 28, 2008 (Janus Adviser Forty Fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS INTERNATIONAL & GLOBAL FUNDS Prospectuses (Janus      JANUS ADVISER INTERNATIONAL & GLOBAL FUNDS Prospectuses
International Equity Fund, Janus International Forty Fund)  (JAD) dated November 28, 2008 (respective corresponding fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS RISK-MANAGED FUNDS Prospectuses (INTECH Risk-Managed  JANUS ADVISER RISK-MANAGED FUNDS Prospectuses (JAD) dated
Growth Fund, INTECH Risk-Managed International Fund,        November 28, 2008 (respective corresponding fund)
INTECH Risk-Managed Value Fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS VALUE FUNDS Prospectuses (Perkins Large Cap Value     JANUS ADVISER PERKINS LARGE CAP VALUE FUND Prospectuses
Fund)                                                       (JAD) dated December 31, 2008
----------------------------------------------------------- ---------------------------------------------------------
JANUS MODULAR PORTFOLIO CONSTRUCTION FUND Prospectuses      JANUS ADVISER MODULAR PORTFOLIO CONSTRUCTION FUND
                                                            Prospectuses (JAD) dated November 28, 2008
----------------------------------------------------------- ---------------------------------------------------------
      PRELIMINARY PROSPECTUSES (DATED APRIL 3, 2009)                   CUMULATIVELY "MARKED" AGAINST JIF
----------------------------------------------------------- ---------------------------------------------------------
JANUS BOND FUNDS Prospectuses (Janus Flexible Bond Fund,    JANUS BOND FUNDS Prospectuses (JIF) dated February 27,
Janus High-Yield Fund, Janus Short-Term Bond Fund)          2009 (respective corresponding fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS GROWTH & CORE FUNDS Prospectuses (Janus Balanced      JANUS GROWTH & CORE FUNDS Prospectuses (JIF) dated
Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus   February 27, 2009 (respective corresponding fund)
Fund, Janus Growth and Income Fund, Janus Orion Fund,
Janus Research Core Fund, Janus Research Fund, Janus
Triton Fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS INTERNATIONAL & GLOBAL FUNDS Prospectuses (Janus      JANUS INTERNATIONAL & GLOBAL FUNDS Prospectuses (JIF)
Global Life Sciences Fund, Janus Global Opportunities       dated February 27, 2009 (respective corresponding fund)
Fund, Janus Global Research Fund, Janus Global Technology
Fund, Janus Overseas Fund, Janus Worldwide Fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS RISK-MANAGED FUNDS Prospectuses (INTECH Risk-Managed  INTECH RISK-MANAGED CORE FUND Prospectus (JIF) dated
Core Fund)                                                  February 27, 2009
----------------------------------------------------------- ---------------------------------------------------------
JANUS VALUE FUNDS Prospectuses (Perkins Mid Cap Value       JANUS VALUE FUNDS Prospectuses (JIF) dated February 27,
Fund, Perkins Small Cap Value Fund)                         2009 (respective corresponding fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS SMART PORTFOLIOS Prospectuses (Janus Smart            JANUS SMART PORTFOLIOS Prospectuses (JIF) dated
Portfolio-Conservative, Janus Smart Portfolio-Growth,       February 27, 2009 (respective corresponding fund)
Janus Smart Portfolio-Moderate)
----------------------------------------------------------- ---------------------------------------------------------
          PRELIMINARY SAIS (DATED APRIL 3, 2009)                     CUMULATIVELY "MARKED" AGAINST JAD/JIF
----------------------------------------------------------- ---------------------------------------------------------
JANUS COMBINED FUNDS SAI - Class A Shares, Class C          JANUS ADVISER SERIES COMBINED FUNDS SAI (JAD) - Class A
Shares, Class I Shares, Class R Shares, Class S Shares,     Shares, Class C Shares, Class I Shares, Class R Shares,
Class T Shares (Janus Global Real Estate Fund, Janus        and Class S Shares dated November 28, 2008; Janus
Long/Short Fund, Janus Forty Fund, Janus International      ADVISER PERKINS LARGE CAP VALUE FUND SAI (JAD) - Class
Equity Fund, Janus International Forty Fund, INTECH         A Shares, Class C Shares, Class I Shares, Class S
Risk-Managed Growth Fund, INTECH Risk-Managed               Shares dated December 31, 2008
International Fund, INTECH Risk-Managed Value Fund,
Perkins Large Cap Value Fund)
----------------------------------------------------------- ---------------------------------------------------------

----------------------------------------------------------- ---------------------------------------------------------
JANUS COMBINED FUNDS SAI - Class A Shares, Class C Shares,  JANUS EQUITY AND BOND FUNDS SAI (JIF) dated February 27,
Class I Shares, Class R Shares, Class S Shares, Class T     2009 (fund-specific disclosure); JANUS ADVISER SERIES
Shares (Janus Flexible Bond Fund, Janus High-Yield Fund,    COMBINED FUNDS SAI (JAD) - Class A Shares, Class C
Janus Short-Term Bond Fund, Janus Balanced Fund, Janus      Shares, Class I Shares, Class R Shares, Class S Shares
Contrarian Fund, Janus Enterprise Fund, Janus Fund, Janus   dated November 28, 2008 (class-specific disclosure)
Growth and Income Fund, Janus Orion Fund, Janus Research
Core Fund, Janus Research Fund, Janus Triton Fund, Janus
Global Life Sciences Fund, Janus Global Opportunities
Fund, Janus Global Research Fund, Janus Global Technology
Fund, Janus Overseas Fund, Janus Worldwide Fund, INTECH
Risk-Managed Core Fund, Perkins Mid Cap Value Fund,
Perkins Small Cap Value Fund)
----------------------------------------------------------- ---------------------------------------------------------
JANUS MODULAR PORTFOLIO CONSTRUCTION FUND SAI               JANUS ADVISER MODULAR PORTFOLIO CONSTRUCTION FUND SAI
                                                            (JAD) dated November 28, 2008
----------------------------------------------------------- ---------------------------------------------------------
JANUS SMART PORTFOLIOS SAI                                  JANUS SMART PORTFOLIOS SAI (JIF) dated February 27, 2009
----------------------------------------------------------- ---------------------------------------------------------

As indicated on the facing page of the Post-Effective Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Post-Effective Amendment is scheduled to become effective on June 22, 2009.

Please call me at (303) 336-4562 with any comments, questions or if you would like any additional information.

Sincerely,

/s/  Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

Enclosure (via EDGAR only)

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Robin R. Nesbitt, Esq.
     Cindy Antonson
     Donna Brungardt